UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03422

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-11

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2016

Date of reporting period:	9/30/2016

Item 1. Schedule of Investments

VCA-11

Schedule of Investments

as of September 30, 2016 (unaudited)

	Principal Amount (000)#	Value
Certificates of Deposit — 19.7%
Bank of Montreal 0.918%, 10/14/2016(b)	275	$275,052
0.926%, 01/05/2017(b)	234	234,084
1.138%, 03/10/2017(b)	300	300,124
Branch Banking & Trust Co. 0.490%, 11/02/2016(a)	600	600,053
Canadian Imperial Bank of Commerce 0.904%, 10/17/2016(b)	350	350,076
1.142%, 02/09/2017(b)	250	250,220
Citibank NA 0.720%, 10/21/2016(a)	270	270,053
Credit Agricole Corporate & Investment Bank 0.900%, 11/01/2016(a)	300	300,115
Nordea Bank Finland PLC 1.097%, 04/21/2017(b)	250	250,094
Royal Bank of Canada 0.923%, 10/14/2016(b)	200	200,038
State Street Bank & Trust Co. 0.868%, 11/10/2016(b)	325	325,120
1.152%, 04/18/2017(b)	300	300,200
Svenska Handelsbanken AB 1.083%, 02/09/2017(b)	300	300,167
Toronto-Dominion Bank (The) 1.211%, 05/19/2017(b)	200	200,060
Wells Fargo Bank NA 0.897%, 11/01/2016(b)	600	600,211

		4,755,667

Commercial Paper — 46.6%
Australia & New Zealand Banking Group Ltd., 144A 0.660%, 10/11/2016(a)	450	449,925
BMW US Capital LLC, 144A 0.436%, 11/02/2016(a)	325	324,859
0.446%, 10/20/2016(a)	400	399,901
CDP Financial, Inc., 144A 1.275%, 03/13/2017(a)	300	298,863
Commonwealth Bank of Australia, 144A 1.086%, 04/20/2017(b)	250	250,082
CPPIB Capital, Inc., 144A 0.456%, 11/01/2016(a)	500	499,803
0.507%, 10/17/2016(a)	255	254,951
DNB Bank ASA, 144A 1.121%, 04/26/2017(b)	250	250,089
1.138%, 03/10/2017(b)	300	300,118
European Investment Bank 0.375%, 10/03/2016(a)	600	599,978
Exxon Mobil Corp. 0.507%, 10/17/2016(a)	600	599,870
General Electric Co. 0.345%, 10/07/2016(a)	800	799,945
GlaxoSmithKline PLC, 144A 0.528%, 10/31/2016(a)	250	249,899
HSBC Bank PLC, 144A 1.188%, 02/06/2017(b)	200	200,210

Hydro-Quebec, 144A 0.426%, 10/12/2016(a)	400	399,949
ING US Funding LLC 0.903%, 11/09/2016(b)	250	250,102
JPMorgan Securities LLC, 144A 0.898%, 10/14/2016(b)	350	350,068
1.037%, 02/02/2017(b)	250	250,263
KFW, 144A 0.625%, 10/07/2016(a)	260	259,984
Microsoft Corp., 144A 0.518%, 10/25/2016(a)	350	349,896
Ontario (Province of) 0.426%, 10/26/2016(a)	450	449,860
Ontario Teachers’ Financial Trust, 144A 0.558%, 11/02/2016(a)	250	249,846
0.979%, 03/06/2017(b)	300	300,009
PSP Capital Inc., 144A 0.731%, 11/23/2016(a)	500	499,628
Roche Holdings, Inc., 144A 0.446%, 10/12/2016(a)	300	299,961
Sanofi, 144A 0.845%, 12/22/2016(a)	300	299,592
Toronto-Dominion Holdings USA, Inc., 144A 0.752%, 10/26/2016(a)	500	499,836
Total Capital Canada Ltd., 144A 0.507%, 10/05/2016(a)	300	299,985
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN 0.928%, 02/01/2017(b)	250	250,189
Wal-Mart Stores, Inc., 144A 0.395%, 10/03/2016(a)	400	399,990
Westpac Banking Corp., Sr. Unsec’d. Notes, 144A 0.619%, 10/03/2016(a)	340	339,990

		11,227,641

Other Corporate Obligations — 11.0%
Bank of America NA, Sr. Unsec’d. Notes 1.287%, 11/14/2016(b)	475	475,340
1.287%, 02/14/2017(b)	250	250,344
BNP Paribas 1.250%, 12/12/2016	250	250,110
Caisse Centrale Desjardins du Quebec, Sr. Unsec’d. Notes, MTN, 144A 1.253%, 03/27/2017(b)	160	160,000
Credit Agricole SA, Sr. Unsec’d. Notes, 144A 1.503%, 10/03/2016(b)	250	250,000
International American Development Bank, Sr. Unsec’d. Notes, MTN 0.835%, 12/12/2016(b)	407	407,072
0.875%, 11/15/2016	250	250,158
International Bank for Reconstruction & Development 0.625%, 10/14/2016	600	600,009

		2,643,033

Repurchase Agreements(c) — 6.2%
Credit Agricole Corporate & Investment Bank SA, 0.390%, dated 09/27/2016, due 10/04/2016 in the amount of $1,000,076 (cost $1,000,000)	1,000	1,000,000
BNP Paribas SA 0.460%, dated 09/30/2016, due 10/03/2016 in the amount of $500,019 (cost $500,000)	500	500,000

		1,500,000

Time Deposit — 2.9%
U.S. Bank NA 0.320%, 10/03/2016(a)	709	709,000

U.S. Government Agency Obligations — 9.5%
Federal Farm Credit Bank 0.522%, 10/13/2016(b)	400	400,020
Federal Home Loan Bank 0.304%, 10/19/2016(a)	300	299,975
0.327%, 11/09/2016(a)	500	499,887
0.355%, 10/18/2016(a)	100	99,992
0.406%, 10/04/2016(a)	194	193,999
0.585%, 10/11/2016(b)	250	250,019
Federal Home Loan Mortgage Corp. 0.562%, 04/27/2017(b)	300	300,295
Federal National Mortgage Association 0.587%, 10/21/2016(b)	250	250,038

		2,294,225

U.S. Treasury Obligations — 4.2%
U.S. Treasury Bill 0.438%, 01/19/2017	250	249,802
U.S. Treasury Notes 0.875%, 11/30/2016	250	250,271
4.625%, 11/15/2016	500	502,588

		1,002,661

TOTAL INVESTMENTS — 100.1% (cost $24,127,317)		24,132,227
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(18,745)

NET ASSETS — 100.0%		$24,113,482

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note

#	Principal amount is shown in U.S. Dollars unless otherwise stated.
(a)	Rate quoted represents yield-to-maturity as of the purchase date.
(b)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2016.
(c)	The aggregate value of the Repurchase Agreements is $1,500,000. Repurchase agreements are collaterized by U.S. Treasury Securities (coupon rates 0.750%-6.000%, maturity dates 01/31/2018-04/01/2037) with the aggregate value, including accrued interest, of $1,530,061. Repurchase Agreements are subject to contractual netting arrangements. For further detail on individual repurchase agreements and the corresponding counterparty, see the Schedule of Investments.

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with the Account’s Committee approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$4,755,667	$—
Commerical Paper	—	11,227,641	—
Other Corporate Obligations	—	2,643,033	—
Repurchase Agreements	—	1,500,000	—
Time Deposit	—	709,000	—
U.S. Government Agency Obligations	—	2,294,225	—
U.S. Treasury Obligations	—	1,002,661	—

Total	$—	$24,132,227	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Account holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Account’s Committee Members (the “Committee”) have adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Account to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Committee’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Account’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following each Schedule of Investments.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Committee. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Account may hold up to 5% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Account’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of collateral is marked-to-market on a daily basis to ensure adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Account may be delayed or limited.

Other information regarding the Account is available in the Account’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-11

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     November 18, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date November 18, 2016

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date November 18, 2016

*	Print the name and title of each signing officer under his or her signature.